LEASES - Future minimum lease payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Future minimum lease payments
Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms	$ 129,637
Within 1 year
Future minimum lease payments
Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms	16,641
Between 1-3 years
Future minimum lease payments
Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms	31,220
Between 3 - 5 years
Future minimum lease payments
Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms	19,189
Thereafter
Future minimum lease payments
Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms	$ 62,587